Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
Domestic Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Domestic Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy, hold, and sell interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30.69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects adjustments made to the Portfolio’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio employs a focused investment strategy and typically invests in a core group of 30-40 securities.The Portfolio primarily invests in common stocks of large-capitalization companies, but may also invest in mid-capitalization companies, that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value. The intrinsic value of a company is the true worth of the business, which may not be fully reflected in the market price of its stock. The adviser seeks to determine a company’s intrinsic value as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company’s plans for future operation. The Portfolio’s sector exposure relative to its benchmark is driven by the adviser’s stock selection process, and, as a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.The Portfolio may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Portfolio may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer’s industry or sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio has added this broad-based index in response to new regulatory requirements.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter/YearReturnBest Quarter2nd quarter, 202015.36%Worst Quarter1st quarter, 2020-26.34%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return  <br/>(for periods ended December 31, 2024)
Domestic Equity Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Domestic Equity Portfolio | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
Domestic Equity Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Domestic Equity Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Investment Style Risk – A portfolio managed using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
Domestic Equity Portfolio | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
Domestic Equity Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Domestic Equity Portfolio | Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
Domestic Equity Portfolio | Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Sector Focus Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio is underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
Domestic Equity Portfolio | Security Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Security Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio employs a focused investment strategy and typically only invests in a small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.
Domestic Equity Portfolio | Underlying Portfolio Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Domestic Equity Portfolio | Domestic Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	$ 673
2015	rr_AnnualReturn2015	(0.09%)
2016	rr_AnnualReturn2016	14.98%
2017	rr_AnnualReturn2017	13.78%
2018	rr_AnnualReturn2018	(2.81%)
2019	rr_AnnualReturn2019	20.77%
2020	rr_AnnualReturn2020	0.73%
2021	rr_AnnualReturn2021	22.71%
2022	rr_AnnualReturn2022	(2.99%)
2023	rr_AnnualReturn2023	3.71%
2024	rr_AnnualReturn2024	7.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.34%)
1 Yr	rr_AverageAnnualReturnYear01	7.07%
5 Yr	rr_AverageAnnualReturnYear05	5.90%
10 Yr	rr_AverageAnnualReturnYear10	7.40%
Domestic Equity Portfolio | S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.02%	[2]
5 Yr	rr_AverageAnnualReturnYear05	14.53%	[2]
10 Yr	rr_AverageAnnualReturnYear10	13.10%	[2]
Domestic Equity Portfolio | Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.37%
5 Yr	rr_AverageAnnualReturnYear05	8.69%
10 Yr	rr_AverageAnnualReturnYear10	8.49%

[1]	The Portfolio's investment adviser has contractually agreed to waive a portion of its management fee. This contractual agreement will continue through at least April 30, 2026 and may not be terminated prior to that date without action by the Board of Directors.
[2]	The Portfolio has added this broad-based index in response to new regulatory requirements.